Common and Preferred Shares - Schedule of Common Shares (Parenthetical) (Detail) - shares	Oct. 31, 2018	Oct. 31, 2017
Common shares [member]
Disclosure of classes of share capital [line items]
Number of shares bought and sold to facilitate trading/institutional client activity	14,667,143	15,856,738